Annual Fund Operating Expenses - Prospectus #3	Oct. 31, 2023
Eaton Vance Floating-Rate Advantage Fund | Advisers Class
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.93%	[1]
Total Annual Fund Operating Expenses	2.82%
Eaton Vance Floating-Rate Advantage Fund | Class A
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.93%	[1]
Total Annual Fund Operating Expenses	2.82%
Eaton Vance Floating-Rate Advantage Fund | Class C
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses	1.93%	[1]
Total Annual Fund Operating Expenses	3.32%
Eaton Vance Floating-Rate Advantage Fund | Class I
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.93%	[1]
Total Annual Fund Operating Expenses	2.57%
Eaton Vance Floating-Rate Advantage Fund | Class R6
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.89%	[1]
Total Annual Fund Operating Expenses	2.53%
Eaton Vance Floating-Rate Fund | Advisers Class
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%	[2]
Total Annual Fund Operating Expenses	1.05%
Eaton Vance Floating-Rate Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%	[2]
Total Annual Fund Operating Expenses	1.06%
Eaton Vance Floating-Rate Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%	[2]
Total Annual Fund Operating Expenses	1.81%
Eaton Vance Floating-Rate Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%	[2]
Total Annual Fund Operating Expenses	0.81%
Eaton Vance Floating-Rate Fund | Class R6
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%	[2]
Total Annual Fund Operating Expenses	0.75%
Eaton Vance Floating-Rate & High Income Fund | Advisers Class
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Acquired Fund Fees and Expenses(1)(2)	0.57%	[3],[4]
Total Annual Fund Operating Expenses	1.08%
Eaton Vance Floating-Rate & High Income Fund | Class A
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Acquired Fund Fees and Expenses(1)(2)	0.57%	[3],[4]
Total Annual Fund Operating Expenses	1.08%
Eaton Vance Floating-Rate & High Income Fund | Class C
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Acquired Fund Fees and Expenses(1)(2)	0.57%	[3],[4]
Total Annual Fund Operating Expenses	1.83%
Eaton Vance Floating-Rate & High Income Fund | Class I
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses(1)(2)	0.57%	[3],[4]
Total Annual Fund Operating Expenses	0.83%
Eaton Vance Floating-Rate & High Income Fund | Class R6
Operating Expenses:
Management Fees	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses(1)(2)	0.57%	[3],[4]
Total Annual Fund Operating Expenses	0.77%

[1]	Other expenses have been restated and include estimated borrowing cost of 1.82% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolio will vary over time based on the Portfolio’s use of borrowings and variations in market interest rates.
[2]	Includes interest expense of 0.04%.
[3]	Includes interest expense of 0.03%.
[4]	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests.